Schedule II - Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 609	¥ 563	¥ 773
Charged to Revenue, Costs and Expenses	266	44	(192)
Charged (Credited) to Other Accounts	11	2	(18)
Balance at end of the year	886	609	563
Trade accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	380	275	680
Charged to Revenue, Costs and Expenses	292	103	(149)
Charged (Credited) to Other Accounts	11	2	(256)
Balance at end of the year	683	380	275
Other assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	229	288	93
Charged to Revenue, Costs and Expenses	(26)	(59)	(43)
Charged (Credited) to Other Accounts			238
Balance at end of the year	203	229	288
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	10,330	12,275	1,279
Acquisitions			10,670
Charged to Revenue, Costs and Expenses	(523)	(673)	367
Deductions	(320)	(1,272)	(41)
Balance at end of the year	¥ 9,487	¥ 10,330	¥ 12,275